Non-financial assets and liabilities - Summary of Deferred Tax Balances (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Jun. 30, 2025
Deferred tax assets
Tax losses	$ 74,571	$ 73,474
Other temporary differences	11,984	13,605
Total deferred tax assets	86,555	87,079
Deferred tax liabilities
Intangible assets	86,555	87,079
Total deferred tax liabilities	86,555	87,079
Net deferred tax liabilities	$ 0	$ 0